Income Taxes (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards				$ 9,600,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income Tax Expense (Benefit)	$ (1,680,000)	$ 0	$ 0	0	$ 0
Deferred Tax Assets, Valuation Allowance	$ 1,680,000	$ 4,240,000		$ 4,124,000	$ 3,730,000